4. FAIR VALUE: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 418,548	$ 391,113
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	261,183,377	220,663,305
Investments, Fair Value Disclosure	261,601,925	221,054,418
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	418,548	391,113
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	418,548	391,113
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	261,183,377	220,663,305
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	261,183,377	220,663,305
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	$ 0